NOTE 7 – LIQUIDITY & GOING CONCERN (Details Narrative) - USD ($)	147 Months Ended	153 Months Ended
	Mar. 31, 2021	Dec. 31, 2021
Negative working capital		$ 1,127,106
Loss since inception		$ (4,712,691)
Transitional Period [Member]
Negative working capital	$ 389,521
Loss since inception	$ 1,531,288